Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
The following table presents net loss per share and related information:

	Years Ended December 31,
	2019	2018	2017
	(in thousands, except for per share data)
Basic and diluted:
Net loss	$(210,935)	$(138,139)	$(138,187)
Weighted average common shares outstanding	194,378,154	193,663,150	193,663,150
Basic and diluted net loss per share	$(1.09)	$(0.71)	$(0.71)
Earnings per share calculations for all periods prior to the Virgin Galactic Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Virgin Galactic Business Combination to effect the reverse recapitalization. Subsequent to the Virgin Galactic Business Combination, earnings per share will be calculated based on the weighted average number of common stock then outstanding.
Basic and dilutive net loss per share is computed by dividing the net loss for the period by the weighted average number of common stock outstanding during the period. The weighted average shares of common stock outstanding is based on the 193,663,150 shares of common stock outstanding immediately after the reverse recapitalization in connection with Virgin Galactic Business Combination and assumes these shares have been outstanding as of the beginning of the earliest period presented. The weighted average shares of common stock outstanding also reflects as of the closing date of the Virgin Galactic Business Combination the issuance of 1,924,402 shares to Boeing, the issuance of 413,486 shares to settle transaction costs and the common stock equivalent of the vested 1,500,000 Director RSU Awards granted in connection to the Virgin Galactic Business Combination that remain unsettled as of December 31, 2019.
For the years ended December 31, 2019, 2018 and 2017, the Company has excluded the potential effect of warrants to purchase shares of common stock totaling 30,999,977 shares and the dilutive effect of outstanding stock options and unvested restricted stock units, as described in Note 13, in the calculation of diluted loss per share, as the effect would be anti-dilutive due to losses incurred.